Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Convertible notes, net of discount currently in default	$ 0	$ 0	$ 0
Convertible notes payable, net of discount	0	133,944	140,941
Convertible notes payable - related party, net of discount	$ 0	$ 235	$ 1,377
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	10,000,000	1,000,000	10,000,000
Common stock, Issued	17,820,362	3,251,641	1,335,283
Common stock, outstanding	17,820,362	3,251,641	1,335,283
January 22, 2020 [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, Authorized	1,000,000	1,000,000
Preferred stock, Issued	1,000	1,000
Preferred stock, outstanding	1,000	1,000
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, Authorized	1,000,000	11,000,000	1,000,000
Preferred stock, Issued		1,000	1,000
Preferred stock, outstanding		1,000	1,000